SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segmented Information Tables Abstract
Schedule of Condensed Consolidated Interim Statements of Operations

	2019	2018	2017
Silver	$14,030	$17,259	$20,159
Copper	13,953	12,996	8,227
Gold	10,326	9,866	10,131
Penalties, treatment costs and refining charges	(6,563)	(6,005)	(5,158)
Total revenue from mining operations	$31,746	$34,116	$33,359

Schedule of revenues from customers

	2019	2018	2017
Customer #1	$21,810	$23,314	$24,845
Customer #2	4,861	321	1,062
Customer #3	3,350	8,071	-
Customer #4	1,246	-	-
Customer #5	469	-	-
Customer #6	10	519	-
Customer #7	-	1,547	7,452
Customer #8	-	344	-
Total revenue from mining operations	$31,746	$34,116	$33,359

Schedule of Geographical Information of company’s non-current assets

	December 31, 2019	December 31, 2018
Exploration and evaluation assets - Mexico	$9,826	$9,692
Exploration and evaluation assets - Canada	1	37,089
Total exploration and evaluation assets	$9,827	$46,781

	December 31, 2019	December 31, 2018
Plant, equipment, and mining properties - Mexico	$35,239	$36,484
Plant, equipment, and mining properties - Canada	419	2,259
Total plant, equipment, and mining properties	$35,658	$38,743